SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
11/30/2019
			Value
Security Description	Maturity Date	Shares	(Note 1)
Common Stock (98.65%)

Basic Materials (5.20%)
PPG Industries Inc (a)		8,000	1,030,720
Sensient Technologies Corp (a)		8,500	537,965
The Sherwin-Williams Co(a)		5,200	3,032,276
Linde PLC(a)		15,167	3,127,587
Total Basic Materials			7,728,548

Communications (11.80%)
AT&T Inc (a)		28,669	1,071,647
Alphabet Inc*(a)		1,600	2,087,936
Alphabet Inc*(a)		1,600	2,086,544
Amazon.com Inc*(a)		2,000	3,601,600
Cisco Systems Inc(a)		52,500	2,378,775
The Walt Disney Co (a)		13,300	2,016,014
Facebook Inc* (a)		10,000	2,016,400
Verizon Communications Inc (a)		37,842	2,279,602
Total Communications			17,538,518

Consumer, Cyclical (5.34%)
Ford Motor Co (a)		240,000	2,174,400
The Home Depot Inc(a)		13,000	2,866,630
PulteGroup Inc(a)		73,000	2,894,450
Total Consumer, Cyclical			7,935,480

Consumer, Non-Cyclical (18.77%)
Abbott Laboratories(a)		41,110	3,512,850
AbbVie Inc(a)		15,610	1,369,465
AmerisourceBergen Corp(a)		22,912	2,014,194
Amgen Inc(a)		9,000	2,112,480
Automatic Data Processing Inc(a)		12,000	2,049,360
Bristol-Myers Squibb Co (a)		7,500	427,050
Bristol-Myers Squibb Co* (a)		7,500	16,125
Colgate-Palmolive Co(a)		20,400	1,383,528
Conagra Brands Inc(a)		42,450	1,225,532
General Mills Inc(a)		37,900	2,020,828
Gilead Sciences Inc(a)		31,200	2,097,887
Merck & Co Inc(a)		35,200	3,068,736
The Procter & Gamble Co(a)		16,600	2,026,196
Sprouts Farmers Market Inc*(a)		230,000	4,554,000
Takeda Pharmaceutical Co Ltd (a)		65	1,320
Total Consumer, Non-Cyclical			27,879,551

Energy (9.92%)
BP PLC(a)		81,437	3,047,373
Baker Hughes Co(a)		27,455	615,541
Chevron Corp(a)		29,324	3,434,720
ConocoPhillips(a)		19,648	1,177,701
Exxon Mobil Corp (a)		43,236	2,945,669
Royal Dutch Shell PLC(a)		36,500	2,098,385
Schlumberger Ltd(a)		39,100	1,415,420
Total Energy			14,734,809

Financial (23.12%)
Banks (16.74%)
Bank of America Corp(a)		140,000	4,664,800
Citigroup Inc(a)		21,300	1,600,056
The Goldman Sachs Group Inc(a)		15,850	3,508,398
JPMorgan Chase & Co(a)		71,020	9,357,595
Morgan Stanley (a)		27,050	1,338,434
US Bancorp (a)		25,600	1,536,768
Wells Fargo & Co (a)		52,500	2,859,150
			24,865,201
Diversified Financial Service (2.50%)
BlackRock Inc (a)		1,400	692,874
Visa Inc (a)		16,400	3,025,964
			3,718,838
Insurance (2.54%)
Arthur J Gallagher & Co(a)		32,400	3,021,948
Principal Financial Group Inc(a)		13,650	752,115
			3,774,063
Real Estate (1.34%)
American Tower Corp(a)		9,000	1,926,270
Digital Realty Trust Inc(a)		16,500	1,995,675

Total Financial			34,353,777

Industrial (8.38%)
The Boeing Co(a)		2,900	1,061,922
Caterpillar Inc(a)		11,442	1,656,001
Fortune Brands Home & Security Inc(a)		50,000	3,163,000
Masco Corp (a)		45,000	2,094,750
Northrop Grumman Corp(a)		2,600	914,602
United Parcel Service Inc (a)		16,600	1,987,518
United Technologies Corp (a)		10,625	1,576,113
Total Industrial			12,453,906

Technology (10.77%)
Akamai Technologies Inc*(a)		23,000	2,003,760
Analog Devices Inc (a)		17,700	1,999,215
Apple Inc(a)		5,000	1,336,250
Fiserv Inc*(a)		18,000	2,092,320
Hewlett Packard Enterprise Co (a)		30,000	474,900
Microsoft Corp(a)		18,933	2,866,078
Oracle Corp(a)		5,930	332,910
Paychex Inc(a)		17,000	1,464,040
Seagate Technology PLC (a)		19,000	1,133,920
Taiwan Semiconductor Manufacturing Co Ltd (a)		5,500	291,994
Texas Instruments Inc (a)		16,800	2,019,528
Total Technology			16,014,915

Utilities (5.36%)
American Electric Power Co Inc(a)		11,200	1,023,120
Consolidated Edison Inc(a)		45,000	3,910,050
The Southern Co(a)		49,000	3,037,510
Total Utilities			7,970,680

Total Common Stock (Cost $111,499,739)			146,610,184

Preferred Stock (0.26%)
Amerityre Corp*,**		2,000,000	386,400
Total Preferred Stock (Cost $2,000,000)			386,400

United States Treasury Bills (5.31%)
B 0 12/17/19	12/17/2019	7,900,000	7,894,274
Total United States Treasury Bills (Cost $7,894,274)			7,894,274

Total Investments (Cost $121,394,012) (b) (104.23%)			154,890,858
Liabilities in Excess of Other Assets (-4.23%)			(6,291,581)
Net Assets (100.00%)			148,599,277

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At November 30, 2019, the fair value was $386,400, or 0.26% of net assets.

(a)	A portion of these shares have been pledged in connection with obligations for options contracts.
(b)	Aggregate cost for federal income tax purpose is $120,178,345.

At November 30, 2019, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	42,969,064
Unrealized depreciation	(3,858,772)
Net unrealized appreciation	39,110,292

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Written Call Options
	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	12/23/2019	(150)	$85.00	1,275,000	$(19,800.00)
AbbVie Inc	12/23/2019	(52)	82.50	429,000	(27,768)
Akamai Technologies Inc	12/23/2019	(230)	87.50	2,012,500	(44,850)
Alphabet Inc	01/21/2020	(13)	1315.00	1,709,500	(37,700)
Alphabet Inc	01/21/2020	(13)	1315.00	1,709,500	(39,455)
Amazon.com Inc	12/23/2019	(7)	1830.00	1,281,000	(14,700)
American Electric Power Co Inc	01/21/2020	(50)	92.50	462,500	(7,750)
American Tower Corp	01/21/2020	(90)	220.00	1,980,000	(30,600)
AmerisourceBergen Corp	12/23/2019	(150)	87.50	1,312,500	(39,000)
Amgen Inc	12/23/2019	(90)	225.00	2,025,000	(102,375)
Apple Inc	12/23/2019	(50)	265.00	1,325,000	(34,500)
Arthur J Gallagher & Co	01/21/2020	(260)	95.00	2,470,000	(26,650)
AT&T Inc	01/21/2020	(100)	40.00	400,000	(1,400)
Automatic Data Processing Inc	12/23/2019	(120)	172.50	2,070,000	(16,440)
Baker Hughes Co	12/23/2019	(274)	21.00	575,400	(46,580)
Bank of America Corp	12/23/2019	(500)	30.00	1,500,000	(172,500)
BP PLC	12/23/2019	(170)	40.00	680,000	(680)
Caterpillar Inc	12/23/2019	(45)	135.00	607,500	(47,745)
Chevron Corp	12/23/2019	(75)	120.00	900,000	(6,825)
Cisco Systems Inc	12/23/2019	(210)	50.00	1,050,000	(630)
Citigroup Inc	01/21/2020	(100)	75.00	750,000	(26,200)
Colgate-Palmolive Co	01/21/2020	(100)	67.50	675,000	(19,000)
Conagra Brands Inc	01/21/2020	(200)	30.00	600,000	(21,000)
ConocoPhillips	12/23/2019	(100)	60.00	600,000	(16,900)
Consolidated Edison Inc	12/23/2019	(220)	90.00	1,980,000	(3,850)
Digital Realty Trust Inc	01/21/2020	(165)	125.00	2,062,500	(26,400)
Exxon Mobil Corp	01/21/2020	(103)	72.50	746,750	(3,502)
Fiserv Inc	12/23/2019	(180)	115.00	2,070,000	(61,200)
Fortune Brands Home & Security Inc	12/23/2019	(500)	62.50	3,125,000	(99,500)
General Mills Inc	01/21/2020	(379)	52.50	1,989,750	(76,179)
Gilead Sciences Inc	12/23/2019	(156)	65.00	1,014,000	(41,028)
JPMorgan Chase & Co	12/23/2019	(300)	120.00	3,600,000	(369,000)
Linde PLC	12/23/2019	(45)	200.00	900,000	(31,500)
Merck & Co Inc	01/21/2020	(200)	87.50	1,750,000	(37,600)
Microsoft Corp	12/23/2019	(56)	150.00	840,000	(19,040)
Mid-America Apartment Communities Inc	12/23/2019	(160)	135.00	2,160,000	(42,800)
Northrop Grumman Corp	01/21/2020	(26)	360.00	936,000	(15,080)
Oracle Corp	12/23/2019	(59)	55.00	324,500	(12,862)
Paychex Inc	12/23/2019	(170)	85.00	1,445,000	(38,250)
Principal Financial Group Inc	12/23/2019	(70)	60.00	420,000	(700)
PulteGroup Inc	01/21/2020	(718)	42.00	3,015,600	(30,874)
Royal Dutch Shell PLC	01/21/2020	(120)	60.00	720,000	(4,560)
Schlumberger Ltd	12/23/2019	(140)	37.50	525,000	(7,700)
Sprouts Farmers Market Inc	12/23/2019	(500)	20.00	1,000,000	(20,000)
The Boeing Co	01/21/2020	(9)	380.00	342,000	(6,750)
The Goldman Sachs Group Inc	12/23/2019	(75)	220.00	1,650,000	(36,750)
The Home Depot Inc	12/23/2019	(130)	240.00	3,120,000	(5,980)
The Procter & Gamble Co	01/21/2020	(83)	120.00	996,000	(34,694)
The Procter & Gamble Co	12/23/2019	(83)	125.00	1,037,500	(5,312)
The Sherwin-Williams Co	12/23/2019	(52)	580.00	3,016,000	(60,320)
The Southern Co	01/21/2020	(490)	62.50	3,062,500	(55,370)
United Technologies Corp	12/23/2019	(60)	140.00	840,000	(53,100)
Verizon Communications Inc	01/21/2020	(120)	60.00	720,000	(15,240)
Visa Inc	12/23/2019	(66)	180.00	1,188,000	(41,250)
Total Written Call Options				74,995,500	(2,057,439)